Leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Fixed rent expense	$ 332	$ 378	$ 339
Short-term lease cost		3	15
Net lease cost	332	381	354
Cost of Sales
Operating lease cost:
Net lease cost	(0)	(0)	(0)
General & Administrative Expenses
Operating lease cost:
Net lease cost	$ 332	$ 381	$ 354